Debt, Cash and Cash Equivalents - Additional Information (Details) - 6 months ended Jun. 30, 2025 $ in Millions	EUR (€)	USD ($)	USD ($)
Commercial paper program in France | Sanofi Euro Medium Term Notes
Disclosure of detailed information about borrowings [Line Items]
Commercial paper programs	€ 6,000,000,000
Borrowing, average drawdown	20,000,000.00
Commercial paper program in USA | Sanofi Euro Medium Term Notes
Disclosure of detailed information about borrowings [Line Items]
Commercial paper programs | $			$ 10,000
Borrowing, average drawdown | $		$ 2,630
Four Billion Facility Maturing December 2027 | Sanofi Euro Medium Term Notes
Disclosure of detailed information about borrowings [Line Items]
Notional amount	4,000,000,000
Four Billion Facility Maturing March 2030 | Sanofi Euro Medium Term Notes
Disclosure of detailed information about borrowings [Line Items]
Notional amount	4,000,000,000
Fixed Rate Bond Issue from April 2020
Disclosure of detailed information about borrowings [Line Items]
Notional amount	1,000,000,000
Fixed Rate Bond Issue from April 2022
Disclosure of detailed information about borrowings [Line Items]
Notional amount	850,000,000
One Billion Five Hundred Million Bonds, Issued In March 2025
Disclosure of detailed information about borrowings [Line Items]
Notional amount	€ 1,500,000,000
Number Of Tranches	2
Fixed Rate Bond Maturing March 2027
Disclosure of detailed information about borrowings [Line Items]
Notional amount	€ 850,000,000
Fixed Rate Bond Maturing March 2031
Disclosure of detailed information about borrowings [Line Items]
Notional amount	650,000,000
Fixed Rate Bond Maturing June 2029
Disclosure of detailed information about borrowings [Line Items]
Notional amount	750,000,000
Fixed Rate Bond Maturing March 2032
Disclosure of detailed information about borrowings [Line Items]
Notional amount	750,000,000
One Billion Five Hundred Million Bonds, Issued In June 2025
Disclosure of detailed information about borrowings [Line Items]
Notional amount	€ 1,500,000,000
Number Of Tranches	2